COVID-19 GOVERNMENT SUPPORT LOANS	12 Months Ended
Dec. 31, 2021
Covid-19 Government Support Loans
COVID-19 GOVERNMENT SUPPORT LOANS

25.	COVID-19 GOVERNMENT SUPPORT LOANS

In March 2020, the United States Congress passed the Paycheck Protection Program (“PPP”), authorizing loans to small businesses for use in paying employees that they continue to employ throughout the COVID-19 pandemic and for rent, utilities and interest on mortgages. Loans obtained through the PPP are eligible to be forgiven as long as the proceeds are used for qualifying purposes and certain other conditions are met. On May 3, 2020, the Company received a loan in the amount of $186,747 through the PPP. During the year, the Company received notice from the Small Business Administration of Washington, DC that the PPP loan was forgiven in full. The forgiven loan was reclassified to the consolidated statements of operations and deficit and recognized as income for the year ended December 31, 2021.

On April 9, 2020, the Canadian government launched the Canada Emergency Business Account (“CEBA”) which is intended to support businesses during COVID-19 by providing interest free financing of up to $31,660 (CA$40,000) until December 31, 2023. If 75% of the loan is repaid by December 31, 2023, the loan recipient will be eligible for a loan forgiveness of the remaining 25% of the amount loaned. On April 15, 2020, the Company received a loan in the amount of $31,660 through the CEBA. If the loan has not been repaid by December 31, 2023, the outstanding amount will be automatically extended for an additional two years at 5% interest per annum payable monthly and maturing on December 31, 2025. The Company expects to repay 75% of the amount borrowed prior to December 31, 2023.